Business acquisitions and disposition - Acquisition of EBOX (Details) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended	10 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Feb. 28, 2022
Certain Production Studios and Production Studios Under Construction
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	63.00%
Forecast
Disclosure of detailed information about business combination [line items]
Proceeds from sale of operations		$ 220
EBOX
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 153
Financial assets recognised as of acquisition date				$ 139
Revenue of acquiree since acquisition date			$ 41